Restatement of Prior Period Financial Statements - Schedule of Statement of Shareholders’ Deficit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 28,859,203	$ 2,096,620	$ 30,143,761	$ 16,192,000	$ 21,537,430	$ 1,939,917
Accumulated deficit	(54,877,024)	19,387,833	(54,877,024)	19,387,833	(24,733,263)	(3,195,833)
Total shareholders’ deficit	10,753,579	18,973,030	10,753,579	18,973,030	$ 3,096,772	$ 1,693,559
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				3,154,011
Accumulated deficit		6,349,844		6,349,844
Total shareholders’ deficit		5,935,041		5,935,041
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 28,859,203	2,096,620	$ 30,143,761	13,037,989
Accumulated deficit		13,037,989		13,037,989
Total shareholders’ deficit		$ 13,037,989		$ 13,037,989